Goodwill	12 Months Ended
Dec. 31, 2020
Disclosure of goodwill [abstract]
Disclosure of goodwill [text block]
5	Goodwill

The goodwill has been allocated to the cash generating units (“CGU”) as follows:

	As of December 31,
in 000€	2020	2019*	2018
CGU: MAT Software	3,241	3,241	3,241
CGU: e-Prototypy	749	800	794
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,445	4,683	4,467
CGU: MAT NV Manufacturing (Metal)	177	177	177
CGU: Engimplan	−	1,894	−
CGU: RS Print	2,918	−	−

Total	20,342	19,607	17,491

* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.

The changes in the carrying value of the goodwill can be presented as follows for the years 2020, 2019 and 2018:

in 000€	Gross	Impair- ment	Total
At January 1, 2018	17,656	(104)	17,552
Additions	−	−	−
Impairment	−	−	−
Currency translation	(61)	−	(61)
At December 31, 2018	17,595	(104)	17,491
Additions	1,864	−	1,864
Currency translation	252	−	252
At December 31, 2019*	19,711	(104)	19,607
Additions	2,918	−	2,918
Impairment	−	(1,367)	(1,367)
Currency translation	(816)	−	(816)
At December 31, 2020	21,813	(1,471)	20,342

The goodwill of Orthoview (UK), e-Prototypy (PL) and Engimplan (BR) include respectively K€ (238), K€ (51) and K€ (527) impact of currency translation in 2020.

The Group has performed an impairment test for all CGUs except RS Print, estimating the Value-in-Use based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. Given the recent acquisition of RS Print prior to year-end 31 December 2020, the acquisition price was considered to be representative for the fair value of the CGU RS Print. The MAT NV SAM BE and Cenat are included in the reportable segment “Materialise Software”. The CGUs ACTech, e-Prototypy (PL), MAT NV Manufacturing (Metal) and RS Print are included in the reportable segment “Materialise Manufacturing”. The CGU Orthoview (UK) and Engimplan (BR) are included in the reportable segment “Materialise Medical”.

CGU: MAT Software

The goodwill allocated to the CGU MAT software relates to the goodwill from the acquisition of CENAT in 2015 and the goodwill related to the acquisition of Marcam in 2011 (DE-3D Printing Software).

The impairment test is based on the projected discounted cash flows resulting from the CGU MAT Software, considering a period of five years. The main assumptions for goodwill impairment testing include a discount rate (based on WACC) of 9.86% (11.97% pre-tax) and a perpetual growth rate of 5.00%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€33,625 There are no reasonably possible changes in assumptions that would reduce the value in use below its carrying value of the cash generating unit.

CGU e-Prototypy

The goodwill relates to the acquisition of the Polish entity e-Prototypy . The impairment test on the CGU e-Prototypy is based on the projected discounted cash flows considering a period of five years. The main assumptions include a discount rate (based on WACC) of 11.45% (14.96% pre-tax) and a perpetual growth rate of 2.0%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience and continued investments in capex in new 3D printing equipment. It was concluded that the value in use is significantly higher than the carrying value of the cash generating unit K€5,231. Based on the sensitivity analysis where discount rate would increase with 1.0%, the value in use would still be significantly higher than the carrying value of the cash generating units.

CGU Orthoview

The goodwill relates to the acquisition of Orthoview. The impairment test on the CGU Orthoview is based on the projected discounted cash flows considering a period of 5 years.The main assumptions include a discount rate (based on WACC) of 10.25% (13.81% pre-tax) and a perpetual growth rate of 1.00%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€9,672. Based on the sensitivity analysis where discount rate would increase with 1%, the value in use would still be higher than the carrying value of the cash generating unit. No perpetual growth would still result in a value in use that is higher than the carrying value of the cash generating unit.

The Orthoview business is being integrated further in the existing software business within our Materialise Medical segment. Synergies that are expected from joined product lines are not taken into account in the current impairment review as management believes that Orthoview can still be considered a separate cash generating unit in 2020.

CGU ACTECH

The impairment test on the CGU ACTech is based on the projected discounted cash flows, considering a period of 5 years. The main assumptions include a discount rate (based on WACC) of 8.20% (11.46% pre-tax) and a perpetual growth rate of 1.0%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€24,656. Based on the sensitivity analysis where discount rate would increase with 1.0% or other reasonably possible changes in the 5-year projected cash flows (such as lower EBITDA) and perpetual growth rate, the value in use would be € 2.1 million lower than the carrying value of the cash generating unit.

CGU ENGIMPLAN

The impairment test on the CGU Engimplan is based on the projected discounted cash flows, considering a period of 5 years. The main assumptions include a discount rate (based on WACC) of 17.22% (23.43% pre-tax) and a perpetual growth rate of 7.0%, supported by an expected long term inflation rate of 3.50%, continued growth opportunities from the increase of the standard of living in Brazil (including access to medical and health care insurances), a growing population in Brazil and export opportunities in Latin America. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by local & new management based on past experience. It was concluded that the value in use is lower than the carrying value of the cash generating unit of K€9,292 which has resulted in a full impairment of the goodwill for an amount of K€ (1,367) as well as a partial impairment on intangible assets customer lists and trade marks for respectively K€ (942) and K€ (207) as shown in Note 6. The full impairment charge was recognized in the Consolidated income statement under Net other operating income and are included in the reportable segment ‘Materialise Medical’.

The key events that led to the impairment loss for the CGU Engimplan were

  1. A loss of business resulting from the Covid 19 pandemic and a slower recovery from this than expected;
  2. Delay and less advantages of synergies than initially foreseen.

A sensitivity analysis was performed to assess the impact of changes in the key assumptions used on the current estimated value-in-use and can be summarized as follows:

Sensitivity analysis Engimplan impairment	As of December 31,2020
Relevant assumption	Change applied	Evolution of the value-in-use	in 000€
WACC	1%		630
WACC	-1%		(510)
Perpetual Growth	3.5%		1,340
Perpetual Growth	-3.5%		(655)
Revenue & gross profit growth	5%		1,960
Revenue & gross profit growth	-5%		(1,960)

CGU RS Print

Given the recent acquisition of RS Print prior to year-end 31 December 2020, the acquisition price was considered to be representative for the fair value of the CGU RS Print. As such, the Group considers that no indications existed at 31 December 2020 that the carrying value of the CGU exceeded its fair value.